DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Tax Assets And Liabilities
Tax losses with no deferred tax assets recognized	$ 30	¥ 208	¥ 667